DISCONTINUED OPERATIONS - Narrative (Details) - Discontinued operations - Rosebel Mine - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 18, 2022	Jun. 30, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest		95.00%
Impairment charge				$ 110.1
Post-tax impairment charge				$ 70.5
Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents and working capital adjustment	$ 396.0
Proceeds received on closing	360.0
Cash and cash equivalents transferred since closing	39.4
Proceeds from sales of interests in working capital adjustment	3.4
Loss on sale of Rosebel	$ 7.4		$ 7.4